UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Schedule of Investments

as of September 30, 2005 (Unaudited)

Principal Amount (000)	Description	Moody’s Rating*	Interest Rate		Maturity Date	Value
	LONG-TERM INVESTMENTS 85.1%

	ASSET BACKED SECURITIES 1.6%
$430	American Express Credit Account Master, Ser. 2004-4, Class C, 144A (cost $430,000; purchased 08/06/04)(c)	Baa2	4.238	%(b)	3/15/12	$428,656
454	American Express Credit Account Master, Ser. 2004-C, Class C, 144A	Baa2	4.268	(b)	2/15/12	455,109
3,000	Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3	Aaa	6.875		11/16/09	3,142,589
600	DaimlerChrysler Auto Trust, Ser. 2004-B, Class B	A2	3.89		1/08/11	585,718
167	Household Mortgage Loan Trust, Ser. 2004-HCI, Class M	Aa2	4.296	(b)	2/20/34	166,961
1,000	Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36		6/15/07	990,170

	Total asset backed securities					5,769,203

	COMMERCIAL MORTGAGE BACKED SECURITIES 6.8%
2,800	Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(d)	4.128		7/10/42	2,734,110
850	Bear Stearns Commercial Mortgage Secs, Inc., Ser. 2004-T14, Class A2	Aaa	4.17		1/12/41	834,328
570	Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664		6/15/31	593,714
900	DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(d)	7.62		6/10/33	996,034
1,575	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(d)	4.853		7/10/45	1,577,150
1,000	GMAC Commercial Mortgage Securities Inc., Ser. 2004-C3, Class A3	AAA(d)	4.207		12/10/41	975,725
2,500	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285		7/05/35	2,378,706
1,650	GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(d)	6.97		10/18/30	1,747,392
1,800	J.P. Morgan Chase Commercial Mortgage Securites Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851		8/15/42	1,797,252
1,550	J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128		1/12/38	1,509,526
1,800	LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(d)	4.885		9/15/40	1,802,504
1,800	Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.96		7/12/38	1,805,502
1,900	Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(d)	4.809		1/14/42	1,899,131
3,900	Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168		2/13/10	4,035,256

	Total commercial mortgage backed securities					24,686,330

	CORPORATE BONDS 76.5%

	Aerospace/Defense 1.6%
820	BAE Systems Holdings, Inc., 144A	Baa2	4.75		8/15/10	809,773
1,210	Goodrich Corp.	Baa3	7.50		4/15/08	1,279,057
1,500	McDonnell Douglas Corp.	A3	6.875		11/01/06	1,533,998
340	Northrop Grumman Corp.	Baa2	7.125		2/15/11	375,748
463	Raytheon Co.	Baa3	6.15		11/01/08	481,386
482	Raytheon Co.	Baa3	6.00		12/15/10	503,360
800	Raytheon Co.	Baa3	6.55		3/15/10	850,865

						5,834,187

	Airlines 0.6%
2,000	Southwest Airlines Co.	Aa2	5.496		11/01/06	2,021,594

	Automotive 5.4%
900	ArvinMeritor, Inc.	Ba2	6.625		6/15/07	895,500
1,815	DaimlerChrysler North America Holding, Inc.	A3	4.05		6/04/08	1,772,447
260	DaimlerChrysler North America Holding, Inc.	A3	4.875		6/15/10	254,805
980	DaimlerChrysler North America Holding, Inc., M.T.N.	A3	4.314	(b)	9/10/07	982,309
500	Equus Cayman Finance Ltd., 144A	Baa3	5.50		9/12/08	503,544
3,005	Ford Motor Credit Co.	Baa3	6.50		1/25/07	3,008,494
6,000	Ford Motor Credit Co.	Baa3	6.625		6/16/08	5,864,261
1,000	Ford Motor Credit Co.	Baa3	6.375		11/05/08	961,214
735	Ford Motor Credit Co., Senior Notes	Baa3	4.95		1/15/08	699,453
1,270	Ford Motor Credit Co., Senior Notes	Baa3	5.80		1/12/09	1,185,013
3,205	General Motors Acceptance Corp.	Ba1	6.125		2/01/07	3,186,163
285	Nissan Motor Acceptance Corp., 144A	Baa1	4.625		3/08/10	279,908

						19,593,111

	Banking 8.4%
1,200	Bank of America Corp., Sub Notes	Aa3	8.50		1/15/07	1,257,677
1,000	Bank of America Corp., Sub Notes	Aa3	7.80		2/15/10	1,116,097
2,400	Bank of America Corp., Sub Notes	Aa2	4.50		8/01/10	2,375,388
2,000	Bank One NA IIIinois	Aa2	5.50		3/26/07	2,025,786
1,600	Citicorp, Inc., Sub Notes	Aa2	7.20		6/15/07	1,668,965
100	Citicorp, Inc., Sub Notes, M.T.N.	Aa2	6.375		11/15/08	104,891
650	Citigroup, Inc.	Aa1	5.00		3/06/07	654,511
1,000	Citigroup, Inc.	Aa1	3.938	(b)	6/09/09	1,001,613
2,500	Citigroup, Inc.	Aa1	4.25		7/29/09	2,464,867
1,185	Citigroup, Inc., Senior Notes	Aa1	4.125		2/22/10	1,157,097
1,760	Credit Suisse First Boston	Aa3	5.75		4/15/07	1,790,862
800	Credit Suisse First Boston	Aa3	3.875		1/15/09	779,955
1,615	Credit Suisse First Boston	Aa3	4.875		8/15/10	1,616,143
1,040	HSBC Bank USA, Senior Notes	Aa2	3.875		9/15/09	1,010,175
3,000	J.P. Morgan Chase & Co.	Aa3	3.719	(b)	10/02/09	3,009,860
2,300	J.P. Morgan Chase & Co., Senior Notes	Aa3	5.25		5/30/07	2,327,039
500	J.P. Morgan Chase & Co., Sub Notes	A1	6.75		2/01/11	541,042
400	PNC Funding Corp.	A3	6.125		2/15/09	417,002
700	Washington Mutual, Inc., Senior Notes	A3	7.50		8/15/06	715,761

1,000	Washington Mutual, Inc., Senior Notes	A3	5.625		1/15/07	1,012,504
1,250	Wells Fargo & Co., Senior Notes	Aa1	5.125		2/15/07	1,257,276
1,815	Wells Fargo & Co., Senior Notes	Aa1	4.20		1/15/10	1,779,264

						30,083,775

	Brokerage 4.3%
970	Bear Stearns Cos., Inc.	A1	2.875		7/02/08	926,105
820	Bear Stearns Cos., Inc., M.T.N.	A1	4.55		6/23/10	811,196
160	Goldman Sachs Group, Inc.	Aa3	4.125		1/15/08	158,385
1,285	Goldman Sachs Group, Inc.	Aa3	3.875		1/15/09	1,253,009
1,000	Goldman Sachs Group, Inc.	Aa3	6.875		1/15/11	1,088,390
1,700	Lehman Brothers Holdings, Inc.	A1	4.00		1/22/08	1,677,055
1,745	Lehman Brothers Holdings, Inc., M.T.N.	A1	3.95		11/10/09	1,692,158
635	Lehman Brothers Holdings, Inc., M.T.N.	A1	4.25		1/27/10	621,235
4,055	Merrill Lynch & Co., Inc.	Aa3	4.25		2/08/10	3,964,171
1,300	Morgan Stanley Dean Witter	Aa3	5.80		4/01/07	1,321,259
1,080	Morgan Stanley Dean Witter	Aa3	3.875		1/15/09	1,052,757
1,160	Morgan Stanley Dean Witter	Aa3	4.00		1/15/10	1,122,641

						15,688,361

	Building Materials & Construction 1.2%
280	American Standard, Inc.	Baa3	8.25		6/01/09	309,474
160	American Standard, Inc.	Baa3	7.625		2/15/10	175,539
1,000	DR Horton, Inc.	Ba1	5.00		1/15/09	986,751
620	Hanson PLC	Baa1	7.875		9/27/10	694,962
810	Masco Corp., 144A	Baa1	4.048	(b)	3/09/07	811,800
830	Rpm International, Inc., Senior Notes	Baa3	4.45		10/15/09	804,699
500	Ryland Group, Inc., Senior Notes	Baa3	5.375		6/01/08	502,366

						4,285,591

	Cable 1.1%
670	Comcast Cable Communications, Inc.	Baa2	8.375		5/01/07	706,912
800	Comcast Cable Communications, Inc.	Baa2	6.20		11/15/08	830,814
700	Comcast Cable Communications, Inc., Senior Notes	Baa2	6.75		1/30/11	752,682
830	Cox Communications, Inc.	Baa3	4.407		12/14/07	835,672
585	Cox Communications, Inc.	Baa3	3.875		10/01/08	567,714
390	Cox Communications, Inc.	Baa3	6.75		3/15/11	416,272

						4,110,066

	Capital Goods 3.2%
1,335	Caterpillar Financial Services Corp.	A2	4.35		3/04/09	1,322,671
1,075	Caterpillar Financial Services Corp.	A2	4.30		6/01/10	1,058,924
830	Cooper Cameron Corp., Senior Notes	Baa1	2.65		4/15/07	802,232
830	Erac Usa Finance Co., 144A	Baa1	7.35		6/15/08	879,785
1,000	Fedex Corp.	Baa2	3.50		4/01/09	960,861
220	Honeywell International, Inc.	A2	7.50		3/01/10	244,797
600	John Deere Capital Corp.	A3	4.50		8/22/07	598,508
1,200	John Deere Capital Corp., M.T.N.	A3	4.125		1/15/10	1,174,622
1,370	Tyco International Group SA	Baa3	5.80		8/01/06	1,382,894
1,550	United Technologies Corp., Senior Notes	A2	4.375		5/01/10	1,533,203
1,000	Waste Management, Inc.	Baa3	7.00		10/15/06	1,021,780
540	Waste Management, Inc., Senior Notes	Baa3	6.50		11/15/08	564,612

						11,544,889

	Chemicals 1.5%
400	Dow Chemical Co.	A3	5.00		11/15/07	403,184
990	Dow Chemical Co.	A3	5.75		12/15/08	1,023,883
1,300	ICI Wilmington, Inc.	Baa3	4.375		12/01/08	1,278,063
1,000	Lubrizol Corp.	Baa3	5.875		12/01/08	1,026,429
500	Lubrizol Corp., Senior Notes	Baa3	4.625		10/01/09	491,522
500	Potash Corp. of Saskatchewan, Inc.	Baa1	7.125		6/15/07	518,943
500	Praxair, Inc.	A3	6.625		10/15/07	519,233

						5,261,257

	Consumer 0.9%
1,430	Cendant Corp.	Baa1	6.875		8/15/06	1,456,574
1,685	Cendant Corp., Senior Notes	Baa1	6.25		1/15/08	1,725,499

						3,182,073

	Electric 6.3%
750	Appalachian Power Co.	Baa2	3.60		5/15/08	729,401
1,000	Appalachian Power Co., Senior Notes	Baa2	4.40		6/01/10	978,783
1,000	Commonwealth Edison Co.	Baa1	7.625		1/15/07	1,029,051
660	Consolidated Edison Co. of New York, Inc., Senior Notes	A1	4.70		6/15/09	661,199
1,000	Consumers Energy Co.	Baa3	4.25		4/15/08	985,663
710	Consumers Energy Co.	Baa3	4.40		8/15/09	697,024
385	Dominion Resources, Inc.	Baa1	4.75		12/15/10	380,722
790	Dominion Resources, Inc., Senior Notes	Baa1	3.66		11/15/06	781,695
810	DTE Energy Co.	Baa2	5.63		8/16/07	820,961
750	Duke Capital LLC, Senior Notes	Baa3	4.331		11/16/06	746,122
223	East Coast Power LLC, Senior Notes	Baa3	6.737		3/31/08	226,915
460	Empresa Nacional de Electricidad SA	Ba1	8.50		4/01/09	506,111
1,000	Energy East Corp.	Baa2	5.75		11/15/06	1,012,425
1,500	FirstEnergy Corp.	Baa3	5.50		11/15/06	1,512,681
1,500	FPL Group Capital, Inc.	A2	4.086		2/16/07	1,490,138
900	NiSource, Inc.	Baa3	3.628		11/01/06	890,085
1,200	Pacific Gas & Electric Co.	Baa1	3.60		3/01/09	1,159,085
1,000	PacifiCorp	A3	4.30		9/15/08	988,312
1,000	Pinnacle West Energy Corp., 144A	Baa2	4.004	(b)	4/01/07	1,000,000
500	PPL Electric Utilities Corp.	Baa1	5.875		8/15/07	510,901
705	Progress Energy, Inc., Senior Notes	A2	4.50		6/01/10	694,959
1,100	Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375		10/01/08	1,089,259
750	Puget Energy, Inc.	Baa2	3.363		6/01/08	722,910
1,100	Tampa Electric Co.	Baa2	5.375		8/15/07	1,111,356
1,000	TXU Corp.	Ba1	4.446		11/16/06	992,569
620	Xcel Energy, Inc., Senior Notes	Baa1	3.40		7/01/08	598,262

						22,316,589

	Energy – Integrated 0.6%
1,000	Amerada Hess Corp.	Ba1	5.90		8/15/06	1,008,352
1,060	Phillips Petroleum Co.	A3	8.75		5/25/10	1,239,375

						2,247,727

	Energy – Other 1.1%
875	Burlington Resources Finance Co.	Baa1	5.70		3/01/07	886,242
486	Delek & Avner Yam Tethys Ltd., 144A	Baa3	5.326		8/01/13	477,591

1,180	Ocean Energy, Inc.	Baa3	4.375	10/01/07	1,173,123
310	Union Oil Co.	A1	7.35	6/15/09	338,045
1,000	Valero Energy Corp., Senior Notes	Baa3	3.50	4/01/09	955,589

					3,830,590

	Foods 5.3%
143	Anheuser-Busch Cos., Inc.	A1	5.125	10/01/08	145,391
1,500	Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,478,433
600	Cadbury Schweppes US Finance, 144A	Baa2	3.875	10/01/08	585,356
1,000	Campbell Soup Co.	A3	5.50	3/15/07	1,012,658
500	Cargill, Inc., 144A	A2	3.625	3/04/09	483,396
1,000	ConAgra Foods, Inc.	Baa1	6.00	9/15/06	1,012,532
1,385	Diageo Capital PLC	A2	3.375	3/20/08	1,344,317
275	Diageo Capital PLC	A2	4.375	5/03/10	270,531
1,700	General Mills, Inc.	Baa2	5.125	2/15/07	1,708,896
805	Kellogg Co.	Baa1	6.60	4/01/11	872,172
2,250	Kraft Foods, Inc.	A3	4.625	11/01/06	2,250,783
1,400	Kraft Foods, Inc.	A3	5.25	6/01/07	1,414,259
1,175	Kraft Foods, Inc.	A3	4.00	10/01/08	1,153,251
830	Kroger, Inc.	Baa2	7.45	3/01/08	875,081
1,000	Kroger, Inc., Senior Notes	Baa2	8.15	7/15/06	1,025,593
1,000	Miller Brewing Co., 144A	Baa1	4.25	8/15/08	985,801
520	Safeway, Inc.	Baa2	4.125	11/01/08	505,817
500	Tricon Global Restaurants, Inc., Senior Notes	Baa3	7.65	5/15/08	533,845
1,650	Wrigley Co.	A1	4.30	7/15/10	1,627,491

					19,285,603

	Gaming 0.7%
1,920	Harrah’s Operating Co., Inc.	Baa3	7.125	6/01/07	1,988,515
700	MGM MIRAGE	Ba2	6.00	10/01/09	691,250

					2,679,765

	Health Care & Pharmaceutical 1.9%
510	Anthem, Inc.	Baa1	3.50	9/01/07	498,277
1,500	Genentech Inc., 144A	A1	4.40	7/15/10	1,482,749
670	Hospira, Inc.	Baa3	4.95	6/15/09	671,838
1,100	Medtronics Inc., 144A	A1	4.375	9/15/10	1,086,270
1,350	Quest Diagnostics, Inc.	Baa2	6.75	7/12/06	1,371,048
1,000	Wellpoint, Inc.	Baa1	4.25	12/15/09	978,154
730	Wyeth	Baa1	4.375	3/01/08	725,753

					6,814,089

	Insurance 2.3%
2,000	AIG International Group	Aa2	4.70	10/01/10	1,989,434
1,250	Allstate Corp.	A1	5.375	12/01/06	1,260,243
1,100	ING Security Life Institutional Funding, 144A	Aa3	4.25	1/15/10	1,076,835
500	Marsh & McLennan Cos. Inc.	Baa2	3.625	2/15/08	482,742
1,500	Metlife, Inc., Senior Notes	A2	5.25	12/01/06	1,505,834
1,100	Travelers Property Casualty Corp., Senior Notes	A3	3.75	3/15/08	1,069,499
910	Unitrin Inc.	Baa1	5.75	7/01/07	921,377

					8,305,964

	Lodging 0.4%
1,155	Carnival Corp.	A3	3.75		11/15/07	1,132,976
440	P&O Princess	A3	7.30		6/01/07	457,196

						1,590,172

	Media & Entertainment 2.5%
1,000	British Sky Broadcasting Group PLC	Baa2	7.30		10/15/06	1,026,033
820	Chancellor Media Corp.	Baa3	8.00		11/01/08	882,950
790	Clear Channel Communications, Inc., Senior Notes	Baa3	6.00		11/01/06	801,352
751	Liberty Media Corp., Senior Notes	Ba1	5.37	(b)	9/17/06	756,497
875	News America Holdings, Inc.	Baa3	7.375		10/17/08	933,955
800	Reed Elsevier Capital, Inc.	A3	6.125		8/01/06	807,408
1,000	Time Warner, Inc.	Baa1	8.11		8/15/06	1,028,485
775	Time Warner, Inc.	Baa1	6.75		4/15/11	832,286
905	Viacom, Inc.	A3	7.70		7/30/10	1,001,072
925	Walt Disney Co., M.T.N.	Baa1	5.50		12/29/06	935,018

						9,005,056

	Metals 0.2%
815	Alcan Aluminum Ltd.	Baa1	6.25		11/01/08	852,037

	Non Captive Finance 8.7%
1,100	Berkshire Hathaway Finance Corp.	Aaa	4.125		1/15/10	1,077,184
690	Capital One Bank	Baa2	4.25		12/01/08	677,597
2,285	CIT Group, Inc., Senior Notes	A2	5.50		11/30/07	2,322,954
555	CIT Group, Inc., Senior Notes	A2	4.25		2/01/10	541,896
1,930	Countrywide Home Loans, Inc.	A3	4.25		12/19/07	1,911,265
500	Countrywide Home Loans, Inc.	A3	4.125		9/15/09	485,573
2,805	General Electric Capital Corp.	Aaa	5.375		3/15/07	2,840,547
6,030	General Electric Capital Corp.(a)	Aaa	5.00		6/15/07	6,081,549
1,100	General Electric Capital Corp.	Aaa	4.00		6/15/09	1,074,382
1,600	General Electric Capital Corp.	Aaa	3.75		12/15/09	1,545,149
1,100	General Electric Capital Corp.	Aaa	6.125		2/22/11	1,166,638
1,000	Household Finance Corp., M.T.N.	A1	4.125		12/15/08	981,839
1,900	Household Finance Corp.	A1	4.75		5/15/09	1,894,731
650	Household Finance Corp.	A1	4.125		11/16/09	633,007
1,265	HSBC Finance Corp.	A1	4.75		4/15/10	1,260,156
805	HSBC Finance Corp., M.T.N.	A1	4.125		3/11/08	795,178
660	International Lease Finance Corp.	A1	4.50		5/01/08	654,063
30	International Lease Finance Corp.	A1	3.50		4/01/09	28,604
700	International Lease Finance Corp.	A1	4.75		7/01/09	693,703
860	International Lease Finance Corp., Senior Notes	A1	5.00		4/15/10	863,055
445	MBNA America Bank	Baa1	4.625		8/03/09	444,075
2,000	Residential Capital Corp., 144A	Baa3	6.375		6/30/10	2,026,158
1,235	SLM Corp.	A2	3.625		3/17/08	1,207,162

						31,206,465

	Non-Corporate 2.6%
1,530	Export-Import Bank of Korea, 144A	A3	4.125		2/10/09	1,495,840
1,210	Korea Development Bank	A3	4.75		7/20/09	1,206,019
950	Pemex Project Fuding Master Trust, 144A	Baa1	8.85		9/15/07	1,023,150
750	Pemex Project Funding Master Trust	Baa1	8.50		2/15/08	810,000
1,070	Pemex Project Funding Master Trust	Baa1	7.875		2/01/09	1,158,275
300	Petrobras International Finance Co., Senior Notes	Baa1	9.875		5/09/08	336,375
700	Republic of South Africa	Baa1	9.125		5/19/09	796,250

2,225	United Mexican States	Baa1	9.875		2/01/10	2,646,637

						9,472,546

	Paper 0.3%
740	International Paper Co.	Baa2	4.25		1/15/09	723,866
529	Weyerhaeuser Co.	Baa2	6.125		3/15/07	539,093

						1,262,959

	Pipelines & Other 1.0%
790	Atmos Energy Corp.	Baa3	3.974	(b)	10/15/07	790,369
700	Duke Energy Field Services LLC	Baa2	7.875		8/16/10	787,035
750	Enterprise Products Operating LP, Senior Notes	Baa3	4.00		10/15/07	735,002
1,000	Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75		3/15/07	971,906
270	Sempra Energy, Senior Notes	Baa1	4.621		5/17/07	269,436

						3,553,748

	Railroads 1.9%
720	Canadian National Railway Co.	Baa1	4.25		8/01/09	708,892
1,100	CSX Corp.	Baa2	7.45		5/01/07	1,144,767
1,700	Norfolk Southern Corp., Senior Notes	Baa1	6.00		4/30/08	1,744,532
920	Union Pacific Corp.	Baa2	6.70		12/01/06	942,065
700	Union Pacific Corp.	Baa2	5.75		10/15/07	713,651
500	Union Pacific Corp.	Baa2	6.65		1/15/11	538,998
1,000	Union Pacific Corp., M.T.N.	Baa2	6.79		11/09/07	1,041,644

						6,834,549

	Real Estate Investment Trust 2.1%
875	Archstone-Smith Trust	Baa1	5.00		8/15/07	878,341
700	BRE Properties, Inc., Senior Notes	Baa2	4.875		5/15/10	689,519
800	Duke Realty LP	Baa1	3.50		11/01/07	778,342
500	EOP Operating LP	Baa2	6.763		6/15/07	515,087
575	EOP Operating LP	Baa2	4.65		10/01/10	565,457
700	EOP Operating LP, Senior Notes	Baa2	6.75		2/15/08	728,990
500	Equity One, Inc.	Baa3	3.875		4/15/09	477,445
650	ERP Operating LP	Baa1	4.75		6/15/09	644,840
370	IRT Property Co., Senior Notes	Baa3	7.25		8/15/07	387,047
750	Shurgard Storage Centers, Inc.	Baa3	7.625		4/25/07	773,549
1,100	Simon Property Group LP	Baa1	4.60		6/15/10	1,084,728

						7,523,345

	Retail 2.8%
1,175	CVS Corp.	A3	4.00		9/15/09	1,142,344
620	Federated Department Stores, Inc., Senior Notes	Baa1	6.625		9/01/08	649,123
1,725	Gap, Inc.	Baa3	6.90		9/15/07	1,779,143
1,100	Home Depot Inc.	Aa3	4.625		8/15/10	1,099,695
300	JC Penney Co., Inc.	Ba1	7.375		8/15/08	317,250
1,425	May Department Stores Co.	Baa1	3.95		7/15/07	1,404,987
1,000	Target Corp., Senior Notes	A2	7.50		8/15/10	1,120,183
2,855	Wal-Mart Stores, Inc.	Aa2	4.125		7/01/10	2,786,031

						10,298,756

	Technology 1.9%
770	Affiliated Computer Services, Inc.	Baa1	4.70		6/01/10	752,662
1,150	Computer Assoc. Inc., Senior Notes, 144A	Ba1	4.75		12/01/09	1,128,285
1,040	Equifax, Inc.	Baa1	4.95		11/01/07	1,047,750
275	First Data Corp., M.T.N.	A1	6.375		12/15/07	284,635
1,000	First Data Corp., Senior Notes	A1	4.50		6/15/10	992,821
650	Fiserv, Inc.	Baa2	4.00		4/15/08	633,457
500	Hewlett-Packard Co.	A3	5.50		7/01/07	507,650
750	Motorola, Inc.	Baa2	4.608		11/16/07	749,132
1,000	Sun Microsystems, Inc., Senior Notes	Ba1	7.50		8/15/06	1,020,307

						7,116,699

	Telecommunications 5.7%
420	Alltel Corp.	A2	4.656		5/17/07	419,609
1,000	America Movil SA de CV	A3	4.287	(b)	4/27/07	1,003,500
400	AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50		5/01/07	417,473
505	AT&T Wireless Services, Inc., Senior Notes	Baa2	7.875		3/01/11	574,941
1,545	BellSouth Corp.	A2	4.20		9/15/09	1,515,049
950	British Telecom PLC	Baa1	7.00		5/23/07	982,039
1,000	CenturyTel Inc., Senior Notes	Baa2	4.628		5/15/07	994,534
1,210	Deutsche Telekom International Finance	A3	3.875		7/22/08	1,186,876
820	GTE Corp.	A3	7.51		4/01/09	889,398
575	Koninklijke (Royal) KPN NV (Netherlands)	Baa1	8.00		10/01/10	652,121
1,250	SBC Communications, Inc.	A2	4.125		9/15/09	1,218,486
1,000	Sprint Capital Corp.	Baa2	4.78		8/17/06	1,001,546
750	Sprint Capital Corp.	Baa2	6.125		11/15/08	778,818
590	Sprint Capital Corp.	Baa2	6.375		5/01/09	619,476
1,500	Telecom Italia Capital	Baa2	4.00		11/15/08	1,463,568
650	Telecom Italia Captial, 144A	Baa2	4.00		1/15/10	624,140
1,488	Telus Corp.	Baa2	7.50		6/01/07	1,553,847
3,000	Verizon Global Funding Corp.	A2	6.125		6/15/07	3,076,715
725	Verizon Global Funding Corp.	A2	7.25		12/01/10	801,243
750	Vodafone Group PLC, Senior Notes	A2	7.75		2/15/10	836,564

						20,609,943

	Tobacco
30	Altria Group, Inc.	Baa2	5.625		11/04/08	30,760

	Total corporate bonds					276,442,266

	U.S. GOVERNMENT SECURITIES 0.2%
345	United States Treasury Note		3.875		9/15/10	340,121
355	United States Treasury Note		4.00		8/31/07	353,794

	Total U.S. Government Securities					693,915

	Total long-term investments (cost $315,520,778)					307,591,714

	SHORT-TERM INVESTMENTS 13.9%

	CORPORATE BONDS 13.1%

	Automotive 2.0%

1,860	DaimlerChrysler North America Holding, Inc.	A3	6.40		5/15/06	1,880,015
690	DaimlerChrysler North America Holding, Inc., M.T.N.	A3	4.43	(b)	5/24/06	691,922
1,000	Ford Motor Co.	Ba1	8.875		4/01/06	1,005,000
3,775	Ford Motor Credit Co.	Baa3	6.875		2/01/06	3,790,446

						7,367,383

	Banking 0.3%
1,000	Santander Finance Issuances	A1	7.25		5/30/06	1,017,162

	Brokerage 0.1%
500	Charles Schwab Corp., Senior Notes, M.T.N.	A2	6.21		5/01/06	504,901

	Cable 0.7%
1,860	Continental Cablevision, Inc., Senior Notes	Baa2	8.30		5/15/06	1,902,637
750	TCI Communications, Inc., Senior Notes	Baa2	6.875		2/15/06	755,736

						2,658,373

	Capital Goods 0.2%
755	Black & Decker Corp.	Baa2	7.00		2/01/06	760,852

	Electric 1.6%
1,250	Detroit Edison Co.	A3	5.05		10/01/05	1,250,000
1,000	NiSource Finance Corp.	Baa3	7.625		11/15/05	1,003,677
400	Progress Energy, Inc., Senior Notes	Baa2	6.75		3/01/06	403,563
1,585	PSEG Power LLC	Baa1	6.875		4/15/06	1,603,931
420	Southern California Edison Co.	A3	3.87	(b)	1/13/06	420,268
1,100	Virginia Electric & Power Co., Senior Notes	A3	5.75		3/31/06	1,106,760

						5,788,199

	Foods 0.7%
800	Safeway, Inc.	Baa2	2.50		11/01/05	798,321
1,000	Tricon Global Restaurants, Inc., Senior Notes	Baa3	8.50		4/15/06	1,020,457
840	Tyson Foods, Inc., M.T.N.	Baa3	6.625		10/17/05	840,368

						2,659,146

	Health Care & Pharmaceutical 0.5%
1,900	HCA, Inc.	Ba2	7.125		6/01/06	1,924,501

	Insurance 0.2%
725	Hartford Financial Services Group, Inc., Senior Notes	A3	2.375		6/01/06	715,224

	Media & Entertainment 0.9%
1,900	Time Warner, Inc.	Baa1	6.125		4/15/06	1,915,844
1,475	Walt Disney Co., Senior Notes	Baa1	6.75		3/30/06	1,491,573

						3,407,417

	Non Captive Finance 1.4%
1,845	Capital One Bank, Senior Notes	Baa2	6.875	2/01/06	1,859,452
1,200	International Lease Finance Corp.	A1	2.95	5/23/06	1,189,493
1,835	MBNA America Bank	Baa1	6.50	6/20/06	1,861,229

					4,910,174

	Non-Corporate 0.3%
965	United Mexican States, M.T.N.	Baa1	8.50	2/01/06	977,063

	Packaging 0.4%
1,500	Pactiv Corp.	Baa2	7.20	12/15/05	1,507,700

	Paper 0.6%
1,000	Boise Cascade Corp., M.T.N.	Ba1	7.45	6/19/06	1,016,470
1,000	MeadWestvaco Corp.	Baa2	2.75	12/01/05	996,948

					2,013,418

	Real Estate Investment Trust 0.2%
595	Simon Property Group LP	Baa1	7.375	1/20/06	599,863

	Telecommunications 2.6%
2,000	AT&T Wireless Services, Inc., Senior Notes	Baa2	7.35	3/01/06	2,023,224
650	Citizens Communications Co. (cost $650,000; purchased 03/23/04)(c)	Ba3	7.60	6/01/06	653,250
1,860	France Telecom SA	A3	7.45	3/01/06	1,881,578
2,645	Sprint Capital Corp.	Baa2	7.125	1/30/06	2,666,765
2,090	Telecomunicaciones de Puerto Rico, Inc.	Baa1	6.65	5/15/06	2,114,850

					9,339,667

	Tobacco—0.4%
1,300	Philip Morris Cos Inc.	Baa2	6.95	6/01/06	1,319,560

	Total corporate bonds				47,470,603

Shares
	MUTUAL FUND 0.8%
2,936,812	Dryden Core Investment Fund - Taxable Money Market Series(e)				2,936,812

	Total short-term investments (cost $52,294,460)				50,407,415

	Total Investments 99.0% (cost $367,815,238)(f)				357,999,129
	Other assets in excess of liabilities(g) 1.0%				3,642,861

	Net Assets—100.0%				$361,641,990

*	The Fund’s current Prospectus contains a description of Moody’s rating.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial future contracts.

(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,080,000. The aggregate value, $1,081,906 represents 0.30% of net assets.

(d)	Standard & Poor’s rating.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$367,815,238	$533,155	$(10,349,264)	$(9,816,109)

(g)	Other assets in excess of liabilities include net unrealized depreciation of financial futures and credit default swap agreements as follows:

Details of open contracts at September 30, 2005:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
341	Long Positions U.S. T-Notes 5 yr	Dec 05	$36,524,297	$36,658,371	$(134,074)
20	Short Positions U.S. T-Notes 2 yr	Dec 05	4,117,813	4,127,136	9,323

					(124,751)

Details of the swap agreements outstanding as of September 30, 2005:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				RPM International, Inc.
Morgan Stanley Capital Services	12/20/2009	$830	0.60%	6.25%, 12/15/13	$(1,609)

(1)	The Fund pays a fixed rate and receives a floating rate.

LP-Limited Partnership

LLC-Limited Liability Company

M.T.N.-Medium Term Note

DRYDEN ULTRA SHORT BOND FUND

Schedule of Investments

as of September 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	Description	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	VALUE
	LONG-TERM INVESTMENTS—70.4%
	ASSET BACKED SECURITIES—11.7%
$270	Ace Secs. Corp. Home Equity Loan, Ser. 2004-HE3, Class A2B(d)	Aaa	4.01%	11/25/34	$270,503
900	American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A (cost $900,000; purchased 8/06/04)(d)(e)	Baa2	4.2381	3/15/12	897,188
410	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(d)	Baa2	4.2681	2/15/12	411,066
1,725	Bank One Issuance Trust, Ser. 2002-C3, Class C3	Baa2	3.76	8/15/08	1,723,820
357	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE1, Class IA1(d)	Aaa	3.98	2/25/27	357,158
400	Conseco Finance Home Equity Loan Trust, Ser. 2001-A, Class IIM2	A1	8.81	3/15/32	409,779
1,000	Countrywide Asset Backed, Ser. 2004-7, Class 2AV3 (cost $1,000,000; purchased 8/30/04)(d)(e)	Aaa	4.36	2/25/35	1,011,757
855	First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2 (cost $897,786; purchased 8/16/04)(d)(e)	Aaa	2.82	3/25/34	855,556
1,000	GE Capital Credit Card Master Note Trust, Ser. 2004-2, Class C (cost $1,000,000; purchased 9/08/04)(d)(e)	Baa2	4.2481	9/15/10	1,003,495
1,009	GE Corporate Aircraft Financing LLC, Ser. 2004-1, Class A1, 144A (cost $1,093,090; purchased 10/05/04)(d)(e)	Aaa	3.92	8/25/11	1,009,635
979	Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(d)	Aaa	4.1088	9/22/23	977,008
405	Household Home Equity Loan Trust, Ser. 2003-1, Class M(d)	Aa2	4.4263	10/20/32	405,122
428	Household Mortgage Loan Trust, Ser. 2003-HC1, Class M (cost $428,438; purchased 6/26/03)(d)(e)	Aa2	4.4463	2/21/33	429,739
442	Household Mortgage Loan Trust, Ser. 2003-HC2, Class M(d)	Aa2	4.3963	6/20/33	442,907
230	Ixis Real Estate Capital Trust, Ser. 2004-HE4, Class A2(d)	Aaa	4.02	2/25/35	230,358
500	MBNA Master Credit Card Trust, Ser. 2000-H, Class C, 144A(d)	BBB(b)	4.9681	1/15/13	518,385
1,000	Morgan Stanley ABS Capital I, Ser. 2004-NC7, Class A3 (cost $1,000,000; purchased 8/04/04)(d)(e)	Aaa	4.13	7/25/34	1,000,932
1,476	Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3	Aaa	1.73	2/15/07	1,466,754

1,000	New Century Home Equity Loan Trust, Ser. 2004-A, Class A3B2 (cost $1,000,000; purchased 8/2/04)(d)(e)	Aaa	4.33	8/25/34	1,005,849
477	Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(d)	Aaa	4.17	9/25/33	478,804
103	Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3	Aaa	8.255	5/07/17	103,001
620	Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	613,017

	Total asset backed securities				15,621,833

	COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
2,045	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(d)	Aaa	4.16	6/25/28	2,049,409
2,261	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1 (cost $2,260,758; purchased 8/07/03)(d)(e)	Aaa	4.14	10/25/28	2,264,654
1,504	Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(d)	Aaa	4.4995	2/25/32	1,505,275
1,065	Washington Mutual, Inc., Ser. 2003-AR6, Class A1(d)	Aaa	4.3512	6/25/33	1,054,615

	Total collateralized mortgage obligations				6,873,953

	COMMERCIAL MORTGAGE BACKED SECURITIES—5.4%
1,656	Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	3/11/41	1,611,638
805	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64	2/15/32	843,482
750	GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	794,269
19,674	LB UBS Commercial Mortgage Trust, Ser. 2002-C2, Class XCP, IO(c)	Aaa	1.5906	7/15/35	729,570
3,332	LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599	5/15/27	3,210,832

	Total commercial mortgage backed securities				7,189,791

	CORPORATE BONDS—34.3%
	Aerospace & Defense—0.7%
1,000	BAE Systems Holdings, Inc., 144A(d)	Baa2	4.05	8/15/08	999,675

	Airlines—1.1%
1,470	Southwest Airlines Co., Pass-thru Certs., Ser. 01-1(a)	Aa2	5.496	11/01/06	1,485,870

	Automotive—1.9%
500	DaimlerChrysler North America Holding, Inc., M.T.N.(d)	A3	4.3138	9/10/07	501,178
175	Ford Motor Credit Co.	Baa3	6.625	6/16/08	171,041
950	General Motors Acceptance Corp., Notes	Ba1	6.125	9/15/06	953,017
1,000	General Motors Acceptance Corp., Notes(d)	Ba1	4.5088	1/16/07	982,803

					2,608,039

	Banking—1.1%
1,500	J.P. Morgan Chase & Co., Notes, M.T.N.(d)	Aa3	3.388	6/02/07	1,501,261

	Brokerage—4.0%
445	Bear Stearns Cos., Inc.	A1	2.875	7/02/08	424,862
2,400	Goldman Sachs Group, Inc., Notes, M.T.N.(d)	Aa3	3.69	1/09/07	2,403,337
2,400	Morgan Stanley, Notes(d)	Aa3	3.701	1/12/07	2,402,769

					5,230,968

	Building Materials & Construction—0.7%
900	Masco Corp., 144A(d)	Baa1	4.0481	3/09/07	902,000

	Cable—0.4%
510	Cox Communications, Inc.(d)	Baa3	4.4069	12/14/07	513,485

	Capital Goods—1.5%
970	Cooper Cameron Corp., Senior Notes	Baa1	2.65	4/15/07	937,549
1,000	Waste Management, Inc., Notes	Baa3	7.00	10/15/06	1,021,780

					1,959,329

	Chemicals—1.1%
1,000	ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375	12/01/08	983,125
500	Potash Corp. of Saskatchewan, Inc., Notes (Canada)	Baa1	7.125	6/15/07	518,943

					1,502,068

	Consumer—0.8%
800	Cendant Corp., Notes	Baa1	6.875	8/15/06	814,866
300	ERAC USA Finance Co., 144A	Baa1	7.35	6/15/08	317,995

					1,132,861

	Electric—3.4%
550	Dominion Resources, Inc., Notes	Baa1	3.66	11/15/06	544,218
300	Duke Capital LLC, Sr. Notes	Baa3	4.331	11/16/06	298,449
1,250	FirstEnergy Corp., Ser. A, Notes	Baa3	5.50	11/15/06	1,260,568
500	FPL Group Capital, Inc., Notes	A2	4.086	2/16/07	496,713
500	Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	3/01/09	482,952
600	PacifiCorp., First Mtge.	A3	4.30	9/15/08	592,987
400	Pinnacle West Energy Corp., 144A(d)	Baa2	4.004	4/01/07	400,000
500	Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	495,118

					4,571,005

	Energy - Other—1.4%
690	Burlington Resources Finance Co., Gtd. Notes (Canada)	Baa1	5.60	12/01/06	697,874
1,240	Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,232,773

					1,930,647

	Foods—4.3%
580	Cargill, Inc., 144A	A2	3.625	3/04/09	560,739
1,000	Diageo Capital PLC, Notes (United Kingdom)	A2	3.50	11/19/07	977,715

250	Fred Meyer, Inc.	Baa2	7.45	3/01/08	263,579
2,750	Kraft Foods, Inc., Notes	A3	4.625	11/01/06	2,750,956
500	Miller Brewing Co., 144A	Baa1	4.25	8/15/08	492,901
505	Tyson Foods, Inc., Sr. Notes	Baa3	7.25	10/01/06	517,978

					5,563,868

	Gaming—0.7%
850	Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125	6/01/07	880,332

	Health Care & Pharmaceutical—1.1%
400	Anthem, Inc., Notes	Baa1	3.50	9/01/07	390,806
190	Hospira, Inc., Notes	Baa3	4.95	6/15/09	190,521
600	Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75	7/12/06	609,355
270	Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	264,102

					1,454,784

	Lodging—1.0%
1,000	Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	980,932
330	P & O Princess, Notes (United Kingdom)	A3	7.30	6/01/07	342,897

					1,323,829

	Media & Entertainment—1.6%
420	AMFM, Inc., Gtd. Notes	Baa3	8.00	11/01/08	452,243
1,000	Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00	11/01/06	1,014,370
703	Liberty Media Corp., Sr. Notes(d)	Ba1	5.37	9/17/06	708,146

					2,174,759

	Pipelines & Other—1.0%
560	Atmos Energy Corp.(d)	Baa3	3.9738	10/15/07	560,262
300	Enterprise Products Operating LP, Sr. Notes	Baa3	4.00	10/15/07	294,001
500	Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75	3/15/07	485,953

					1,340,216

	Railroads—2.1%
1,500	Canadian National Railway Co., Notes (Canada)(c)	Baa1	6.45	7/15/06	1,521,382
865	CSX Corp., Notes	Baa2	7.45	5/01/07	900,203
400	Union Pacific Corp., Notes	Baa2	5.75	10/15/07	407,800

					2,829,385

	Real Estate Investment Trust—1.2%
845	Archstone-Smith Trust, Notes	Baa1	5.00	8/15/07	848,226
250	IRT Property Co., Sr. Notes	Baa3	7.25	8/15/07	261,518
500	Shurgard Storage Centers, Inc., Notes	Baa3	7.625	4/25/07	515,700

					1,625,444

	Retail—0.5%
685	May Department Stores Co., Notes	Baa1	3.95	7/15/07	675,380

	Technology—0.2%
310	Motorola, Inc., Notes	Baa2	4.608	11/16/07	309,641

	Telecommunications—2.5%
250	Telecom Italia Capital (Luxembourg)	Baa2	4.00	11/15/08	243,928
800	Telus Corp., Notes (Canada)	Baa2	7.50	6/01/07	835,402
1,000	Verizon Global Funding Corp., Notes	A2	6.125	6/15/07	1,025,572
1,200	Verizon Wireless Capital LLC, Notes	A3	5.375	12/15/06	1,211,646

					3,316,548

	Total corporate bonds				45,831,394

	U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES—13.1%
3,116	Federal National Mortgage Association		4.00	6/01/10	3,056,738
2,283	Federal National Mortgage Association(d)		4.451	2/01/33	2,294,318
2,744	Federal National Mortgage Association(d)		4.492	3/01/33	2,747,245
1,029	Federal National Mortgage Association(d)		4.715	12/01/32	1,031,278
1,225	Federal National Mortgage Association(d)		4.815	12/01/32	1,235,614
1,316	Federal National Mortgage Association(d)		4.997	7/01/33	1,329,295
369	Federal National Mortgage Association		6.50	6/01/16	381,982
2,491	Government National Mortgage Association		5.50	5/15/33- 6/15/33	2,516,343
2,509	Government National Mortgage Association		6.00	10/15/33-11/15/34	2,570,579
387	Government National Mortgage Association		7.00	7/15/33	407,387

	Total U.S. government agency mortgage backed securities				17,570,779

	U.S. GOVERNMENT SECURITIES—0.8%
1,045,000	United States Treasury Notes		3.875	9/15/10	1,030,223

	Total long-term investments (cost $96,414,922)				94,117,973

	SHORT-TERM INVESTMENTS—29.1%
	CORPORATE BONDS—18.8%
	Automotive—0.8%
1,000	Ford Motor Credit Co., Notes	Baa3	6.875	2/01/06	1,004,092

	Banking—0.8%
1,000	BCH Cayman Island, Ltd., Gtd. Notes (Cayman Islands)	A1	6.50	2/15/06	1,007,464

	Brokerage—0.2%
238	Bear Stearns Cos., Inc., Notes, M.T.N. (d)	A1	4.1356	6/19/06	238,450

	Cable—1.9%
2,500	Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.375	1/30/06	2,516,365

	Electric—4.2%
1,250	DTE Energy Co., Sr. Notes	Baa2	6.45	6/01/06	1,265,194
600	NiSource Finance Corp., Gtd. Notes	Baa3	7.625	11/15/05	602,206
1,000	Progress Energy, Inc., Sr. Notes	Baa2	6.75	3/01/06	1,008,908
1,000	PSE&G Power LLC, Gtd. Notes	Baa1	6.875	4/15/06	1,011,944
1,400	Southern California Edison Co.(d)	A3	3.87	1/13/06	1,400,892

500	Virginia Electric & Power Co., Ser. A, Sr. Notes	A3	5.75	3/31/06	$503,073

					5,792,217

	Energy - Integrated—1.2%
1,000	Texaco Brasil Ltd., Gtd. Notes, Zero Coupon, 144A (Brazil)	Aa3	0.00	11/17/05	994,754
555	USX Corp., Notes	Baa1	6.65	2/01/06	559,067

					1,553,821

	Foods—1.0%
280	Safeway, Inc., Notes(d)	Baa2	4.1631	11/01/05	279,984
1,000	Yum! Brands, Inc., Sr. Notes	Baa3	8.50	4/15/06	1,020,457

					1,300,441

	Insurance—0.7%
1,000	Hartford Financial Services Group, Inc., Sr. Notes	A3	2.375	6/01/06	986,516

	Media & Entertainment—0.9%
1,250	AOL Time Warner, Inc., Gtd. Notes	Baa1	6.125	4/15/06	1,260,424

	Non Captive Finance—3.0%
820	Capital One Bank, Sr. Notes	Baa2	6.875	2/01/06	826,423
1,500	Household Finance Corp., M.T.N.	A1	3.375	2/21/06	1,495,169
1,000	International Lease Finance Corp.	A1	2.95	5/23/06	991,244
645	MBNA America Bank, Notes	Baa1	6.50	6/20/06	654,220

					3,967,056

	Paper—0.7%
1,000	MeadWestvaco Corp., Notes	Baa2	2.75	12/01/05	996,948

	Real Estate Investment Trust—0.3%
360	Simon Property Group LP, Notes	Baa1	7.375	1/20/06	362,942

	Tobacco—0.3%
400	Altria Group, Inc., Notes	Baa2	6.95	6/01/06	406,018

	Telecommunications—2.8%
1,000	British Telecom PLC, Notes (United Kingdom)	Baa1	7.875	12/15/05	1,006,794
240	CenturyTel, Inc., Ser. C, Sr. Notes	Baa2	6.55	12/01/05	240,702
1,200	France Telecom SA, Notes (France)	A3	7.45	3/01/06	1,213,921
1,250	Sprint Capital Corp., Gtd. Notes	Baa2	7.125	1/30/06	1,260,286

					3,721,703

	Total corporate bonds				25,114,457

SHARES
	MUTUAL FUND—10.3%
13,821,744	Dryden Core Investment Fund - Taxable Money Market Series(f)	13,821,744

	Total short-term investments (cost $39,943,798)	38,936,201

	Total Investments—99.5% (Cost $136,358,720)(g)	133,054,174
	Other assets in excess of other liabilities—0.5%(h)	711,420

	Net Assets—100.0%	$133,765,594

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A security was pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.

(b)	Standard & Poor’s rating.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.

(d)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.

(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $9,580,072. The aggregate value, $9,478,805 represents 7.1% of net assets.

(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$136,358,720	$61,800	$(3,366,346)	$(3,304,546)

(h)	Other assets in excess of other liabilities includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation
Short Positions:
123	2 yr US T-Note	Dec. 2005	$25,381,883	$25,324,547	$57,336
52	5 yr US T-Note	Dec. 2005	5,573,276	5,569,688	3,588

					$60,924

IO – Interest Only

LP – Limited Partnership

LLC – Limited Liability Company

M.T.N. – Medium Term Note

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short Term Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.